Segment Information (Details) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2026 USD ($) mi² segment	Mar. 31, 2025 USD ($)	Dec. 31, 2025 USD ($) mi² segment	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)
Segment Reporting Information [Line Items]
Number of Reportable Segments | segment	1		1
Number of operating segments | segment	1		1
Area of service territory (sqmi) | mi²	6,000		6,000
Natural gas | $	$ 579,150	$ 564,927	$ 1,458,636	$ 1,488,570	$ 1,423,276
Puget Sound Energy
Segment Reporting Information [Line Items]
Area of service territory (sqmi) | mi²			6,000
Puget LNG operating revenue
Segment Reporting Information [Line Items]
Natural gas | $	$ 700	$ 1,000	$ 3,700	$ 3,700	$ 1,100